United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Asset Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Asset Allocation Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 41.7%
		Consumer Discretionary – 4.8%
5,500		Autoliv, Inc.	307,010
600	[1]	AutoZone, Inc.	184,200
4,600	[1]	Bed Bath & Beyond, Inc.	261,556
10,900		Best Buy Co., Inc.	278,931
2,200	[1]	BorgWarner, Inc.	157,058
7,100		CBS Corp. — Class B	177,855
1,800		Coach, Inc.	101,196
19,690	[1]	DIRECTV- CLASS A	865,769
3,400	[1]	Dollar Tree, Inc.	242,828
3,400	[1]	Education Management Corp.	53,482
148	[1]	Federal-Mogul Corp., Class A	2,628
4,200		Foot Locker, Inc.	87,654
101,800	[1]	Ford Motor Co.	1,132,016
53,300		Gannett Co., Inc.	615,615
900	[1]	ITT Educational Services, Inc.	64,944
136,800		International Game Technology	2,087,568
27,800	[1]	Las Vegas Sand Corp.	1,294,646
3,200		Macy's, Inc.	83,040
24,200		Marriott International, Inc., Class A	708,576
4,800		McGraw-Hill Cos., Inc.	202,128
200	[1]	NetFlix, Inc.	47,002
200		News Corp., Inc. — Class A	3,454
3,000		Nike, Inc., Class B	259,950
26,500		Nordstrom, Inc.	1,204,690
700	[1]	O'Reilly Automotive, Inc.	45,416
6,500		PetSmart, Inc.	274,170
100		Ralph Lauren Corp.	13,711
6,300		Ross Stores, Inc.	482,108
17,400		Service Corp., International	177,828
14,200		TJX Cos., Inc.	775,604
4,800	[1]	TRW Automotive Holdings Corp.	200,112
1,200	[1]	Tempur-Pedic International, Inc.	69,888
7,125		Time Warner Cable, Inc.	466,688
25,900		Time Warner, Inc.	819,994
800		Tractor Supply Co.	49,096
3,100		V.F. Corp.	362,886
100		Viacom, Inc., Class B — New	4,824
1,600		Williams-Sonoma, Inc.	52,976
9,200		Wyndham Worldwide Corp.	298,816
1,500		Yum! Brands, Inc.	81,555
		TOTAL	14,599,468
		Consumer Staples – 4.8%
31,500		Altria Group, Inc.	856,485
2,800		Brown-Forman Corp., Class B	200,900
74,100		CVS Corp.	2,660,931

Shares or Principal Amount			Value in U.S. Dollars
5,000		Church and Dwight, Inc.	217,700
30,959	[1]	Coca-Cola Enterprises, Inc.	855,088
25,400	[1]	Constellation Brands, Inc., Class A	502,158
10,800		Dr. Pepper Snapple Group, Inc.	415,584
2,800		Herbalife Ltd.	156,240
100		Hormel Foods Corp.	2,761
95,037		Kraft Foods, Inc., Class A	3,328,196
2,700		Lorillard, Inc.	300,834
2,800		Mead Johnson Nutrition Co.	199,500
8,115		PepsiCo, Inc.	522,849
30,750		Philip Morris International, Inc.	2,131,590
2,200		Reynolds American, Inc.	82,654
5,300	[1]	Smithfield Foods, Inc.	116,176
28,198		The Coca-Cola Co.	1,986,549
		TOTAL	14,536,195
		Energy – 4.0%
1,200		Anadarko Petroleum Corp.	88,500
27,500		Baker Hughes, Inc.	1,680,525
16,300		Chevron Corp.	1,612,233
2,400		Cimarex Energy Co.	170,616
17,128		ConocoPhillips	1,165,903
3,400		Core Laboratories NV	379,372
3,500		Devon Energy Corp.	237,405
26,200		Exxon Mobil Corp.	1,939,848
7,600		Halliburton Co.	337,212
5,700		Helmerich & Payne, Inc.	325,014
18,700	[1]	McDermott International, Inc.	269,093
9,300		Murphy Oil Corp.	498,294
27	[1]	NRG Energy, Inc.	633
22,600		National-Oilwell, Inc.	1,494,312
10,230		Occidental Petroleum Corp.	887,350
2,600	[1]	Oceaneering International, Inc.	110,994
3,000	[1]	Oil States International, Inc.	198,240
2,400		Patterson-UTI Energy, Inc.	58,656
2,300		Peabody Energy Corp.	112,240
7,684		QEP Resources, Inc.	270,554
2,900		Schlumberger Ltd.	226,548
3,300		Sunoco, Inc.	125,862
5,600		Valero Energy Corp.	127,232
		TOTAL	12,316,636
		Financials – 7.4%
32,200		Ace, Ltd.	2,079,476
2,200		Aflac, Inc.	82,984
1,900		Alexandria Real Estate Equities, Inc.	138,339
9,700		American Campus Communities, Inc.	378,397
28,976		American Capital Agency Corp.	826,106
40,800		American Express Co.	2,028,168
112,200		Annaly Capital Management, Inc.	2,034,186
10,577	[1]	Berkshire Hathaway, Inc. — Class B	772,121

Shares or Principal Amount			Value in U.S. Dollars
8,300		Boston Properties, Inc.	865,607
6,600		Chubb Corp.	408,474
19,000		Commerce Bancshares, Inc.	751,830
7,400		Digital Realty Trust, Inc.	442,150
2,500		Endurance Specialty Holdings Ltd.	90,400
7,400		Erie Indemnity Co.	544,122
5,000		Essex Property Trust, Inc.	717,750
4,200		Hartford Financial Services Group, Inc.	80,388
31,100		Host Hotels & Resorts, Inc.	367,913
15,037	[1]	Interactive Brokers Group, Inc., Class A	225,705
18,376		JPMorgan Chase & Co.	690,202
7,300		Lincoln National Corp.	151,475
4,400		M & T Bank Corp.	334,708
26,600		Marsh & McLennan Cos., Inc.	790,552
13,900		PNC Financial Services Group	696,946
10,000		Plum Creek Timber Co., Inc.	379,700
24,400		Principal Financial Group	618,784
11,900		Progressive Corp., Ohio	228,242
4,642		ProLogis, Inc.	126,402
5,900		Protective Life Corp.	112,041
5,900		Prudential Financial	296,239
41,300		Regions Financial Corp.	187,502
10,972		Reinsurance Group of America, Inc.	585,576
6,000		Simon Property Group, Inc.	705,000
30,900		Tanger Factory Outlet Centers, Inc.	869,217
2,700		Taubman Centers, Inc.	155,601
3,400		The Travelers Cos., Inc.	171,564
20,300		Torchmark Corp.	775,663
21,600		U.S. Bancorp	501,336
24,500		UDR, Inc.	654,395
29,400		Wells Fargo & Co.	767,340
		TOTAL	22,632,601
		Health Care – 4.9%
4,400		Aetna, Inc.	176,132
14,400		AmerisourceBergen Corp.	569,952
12,300		Baxter International, Inc.	688,554
1,500	[1]	Biogen Idec, Inc.	141,300
2,500	[1]	Brookdale Senior Living, Inc.	40,275
18,700		CIGNA Corp.	874,038
16,893		Cardinal Health, Inc.	717,953
2,828	[1]	CareFusion Corporation	72,425
44,300	[1]	Celgene Corp.	2,634,521
9,700	[1]	Cephalon, Inc.	782,208
1,200		Cooper Cos., Inc.	90,324
3,116	[1]	Covidien PLC	162,593
2,100	[1]	DaVita, Inc.	154,518
4,200	[1]	Express Scripts, Inc., Class A	197,148
60,400	[1]	Gilead Sciences, Inc.	2,409,054
45,400	[1]	Health Management Association, Class A	373,188

Shares or Principal Amount			Value in U.S. Dollars
9,900		Humana, Inc.	768,636
600	[1]	Illumina, Inc.	31,260
1,876	[1]	Life Technologies, Inc.	78,792
17,800		Lilly (Eli) & Co.	667,678
2,308		McKesson Corp.	184,478
1,200	[1]	Medco Health Solutions, Inc.	64,968
48,095	[1]	Mylan Laboratories, Inc.	998,452
48,222		Pfizer, Inc.	915,254
2,600	[1]	Thermo Fisher Scientific, Inc.	142,818
2,200	[1]	United Therapeutics Corp.	94,930
12,535		UnitedHealth Group, Inc.	595,663
1,900	[1]	Waters Corp.	151,753
2,400	[1]	Wellpoint, Inc.	151,920
		TOTAL	14,930,785
		Industrials – 4.0%
55		3M Co.	4,564
1,400	[1]	AGCO Corp.	59,976
3,600		Caterpillar, Inc.	327,600
1,800		Chicago Bridge & Iron Co., NV	64,350
2,900	[1]	Copart, Inc.	124,816
3,100	[1]	Corrections Corp. of America	70,339
15,428		Cummins, Inc.	1,433,569
1,700		Danaher Corp.	77,877
1,600		Deere & Co.	129,312
9,900		Donaldson Co., Inc.	583,902
2,700		Dover Corp.	155,304
1,000		Emerson Electric Co.	46,550
3,400		General Dynamics Corp.	217,872
51,135		General Electric Co.	834,012
600	[1]	Kansas City Southern Industries, Inc.	32,496
4,400		Lockheed Martin Corp.	326,436
3,500		Norfolk Southern Corp.	236,880
5,700		Northrop Grumman Corp.	311,334
5,400	[1]	OshKosh Truck Corp.	106,488
14,000		Pall Corp.	715,820
7,200		Parker-Hannifin Corp.	528,696
13,500		Precision Castparts Corp.	2,211,975
1,000		Rockwell Automation, Inc.	64,130
1,200		Toro Co.	65,484
700		Tyco International Ltd.	29,106
1,700	[1]	URS Corp.	59,619
22,205		United Parcel Service, Inc.	1,496,395
10,100		United Technologies Corp.	749,925
4,600	[1]	Verisk Analytics, Inc.	160,264
4,900		W. W. Grainger, Inc.	755,090
2,400	[1]	Waste Connections, Inc.	83,016
		TOTAL	12,063,197
		Information Technology – 8.6%
12,300		AVX Corp.	161,130

Shares or Principal Amount			Value in U.S. Dollars
17,445		Accenture PLC	934,878
200	[1]	Advanced Micro Devices, Inc.	1,366
2,000	[1]	Agilent Technologies, Inc.	73,740
1,700	[1]	Alliance Data Systems Corp.	158,797
9,697	[1]	Apple, Inc.	3,731,696
34,200		Applied Materials, Inc.	387,144
6,000	[1]	Atmel Corp.	54,660
5,500	[1]	Autodesk, Inc.	155,100
19,800	[1]	Avago Technologies Ltd.	655,578
11,000		CA, Inc.	230,890
17,700	[1]	Cisco Systems, Inc.	277,536
3,200		DST Systems, Inc.	150,144
300	[1]	Dell, Inc.	4,459
16,800	[1]	EMC Corp., Mass	379,512
13,300	[1]	FIserv, Inc.	742,539
2,400		FactSet Research Systems	210,960
5,600	[1]	Fairchild Semiconductor International, Inc., Class A	74,256
28,200	[1]	Freescale Semiconductor Holdings I Ltd.	324,300
3,800	[1]	Gartner Group, Inc., Class A	135,356
3,400	[1]	Google, Inc.	1,839,264
1,500	[1]	Informatica Corp.	62,670
10,800		Intel Corp.	217,404
26,292		International Business Machines Corp.	4,519,858
10,182	[1]	Intuit, Inc.	502,278
49,600	[1]	LSI Logic Corp.	337,776
9,500	[1]	Lexmark International Group, Class A	303,620
66,718		Microsoft Corp.	1,774,699
11,700	[1]	NetApp, Inc.	440,154
17,720		Oracle Corp.	497,400
46,000	[1]	Qlogic Corp.	642,620
8,400		Qualcomm, Inc.	432,264
52,200	[1]	SAIC, Inc.	783,000
1,900	[1]	Skyworks Solutions, Inc.	39,197
8,700		Solera Holdings, Inc.	510,255
117,900	[1]	Symantec Corp.	2,021,985
2,697	[1]	Teradata Corporation	141,215
12,900	[1]	Teradyne, Inc.	156,090
13,700		Texas Instruments, Inc.	359,077
20,800	[1]	Verifone Systems, Inc.	732,576
1,800		Visa, Inc.-Class A Shares	158,184
48,900	[1]	Vishay Intertechnology, Inc.	557,460
8,018	[1]	VistaPrint NV	235,970
		TOTAL	26,109,057
		Materials – 2.9%
400		Airgas, Inc.	25,952
4,000		Albemarle Corp.	202,840
2,400		Aptargroup, Inc.	121,152
8,800		Ball Corp.	316,096
16,200		CF Industries Holdings, Inc.	2,961,684

Shares or Principal Amount			Value in U.S. Dollars
2,295		Domtar Corp.	184,334
2,605		Du Pont (E.I.) de Nemours & Co.	125,743
1,300		Eastman Chemical Co.	107,549
2,300		Ecolab, Inc.	123,280
2,600		Freeport-McMoRan Copper & Gold, Inc.	122,564
1,946		LyondellBasell Industries NV SHS — A -	67,429
1,800		Lubrizol Corp.	242,550
5,800		Monsanto Co.	399,794
927	[1]	Mosaic Co./The	65,938
7,000		PPG Industries, Inc.	536,130
28,300		Praxair, Inc.	2,787,267
7,200		Sigma-Aldrich Corp.	463,608
4,100		Steel Dynamics, Inc.	52,193
		TOTAL	8,906,103
		Telecommunication Services – 0.1%
7,900	[1]	NII Holdings, Inc.	304,387
		Utilities – 0.2%
9,400		Entergy Corp.	612,974
		TOTAL COMMON STOCKS (IDENTIFIED COST $124,792,527)	127,011,403
		Asset-Backed Securities – 1.3%
$5,652	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029	4,692
500,000		Ally Master Owner Trust 2011-1 A1, Series 2011-1, 1.077%, 01/15/2016	501,555
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.916%, 2/10/2051	264,872
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, 5.886%, 11/15/2044	848,659
500,000		Ford Credit Floorplan Master Owner Trust 2011-1, Series 2011-1, 0.807%, 02/15/2016	500,347
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.459%, 2/12/2051	85,775
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 03/12/2051	415,234
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	334,976
50,000	[2,3]	SMART Series 2011-1US Trust, Series 2011-1USA, 0.957%, 4/14/2013	50,006
1,000,000	[2,3]	SMART Series 2011-2US Trust, Series 2011-2USA, 0.957%, 11/14/2013	1,000,255
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,926,239)	4,006,371
		Collateralized Mortgage Obligations – 1.4%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	809,787
492,011	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	496,919
375,000	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A3, 4.205%, 7/10/2046	367,594
1,500,000		Government National Mortgage Association REMIC 2003-11 QC, 5.500%, 2/20/2033	1,736,281
585,380	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 2010-C1 A1, 3.853%, 6/15/2043	603,128
100,000	[2,3]	Morgan Stanley Capital I 2011-C1 B, 5.423%, 9/15/2047	100,638
4,235	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 2.904%, 1/28/2027	3,379
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,846,456)	4,117,726
		Corporate Bonds – 5.4%
		Basic Industry - Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	123,576
50,000		RPM International, Inc., 6.500%, 02/15/2018	55,357
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	44,227
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	40,026
		TOTAL	263,186

Shares or Principal Amount			Value in U.S. Dollars
		Basic Industry - Metals & Mining – 0.3%
$80,000		Alcan, Inc., 5.000%, 06/01/2015	89,680
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	74,728
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	116,939
10,000		BHP Finance (USA), Inc., Company Guarantee, 6.500%, 04/01/2019	12,391
200,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.950%, 04/01/2019	246,118
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	130,147
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	100,631
		TOTAL	770,634
		Basic Industry - Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	35,713
150,000	[4]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	106,655
		TOTAL	142,368
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	55,757
100,000		Boeing Co., 4.875%, 02/15/2020	113,215
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,288
		TOTAL	195,260
		Capital Goods - Diversified Manufacturing – 0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	23,426
70,000		Emerson Electric Co., 4.875%, 10/15/2019	79,957
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	72,184
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	118,167
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	71,550
		TOTAL	365,284
		Capital Goods - Environmental – 0.1%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	126,664
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,501
		TOTAL	158,165
		Communications - Media & Cable – 0.2%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	29,934
100,000		Comcast Corp., 7.050%, 03/15/2033	117,938
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	118,443
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	135,136
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	25,383
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	56,437
		TOTAL	483,271
		Communications - Media Noncable – 0.0%
90,000		News America, Inc., Company Guarantee, 5.650%, 08/15/2020	98,981
		Communications - Telecom Wireless – 0.1%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	185,529
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	101,543
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	20,432
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	104,497
		TOTAL	412,001
		Communications - Telecom Wirelines – 0.2%
15,000		CenturyLink, Inc., Sr. Note, 6.150%, 09/15/2019	14,803
55,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.450%, 06/15/2021	53,592
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	162,354

Shares or Principal Amount			Value in U.S. Dollars
$45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	50,413
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	103,634
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	60,797
		TOTAL	445,593
		Consumer Cyclical - Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	77,471
50,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	50,637
		TOTAL	128,108
		Consumer Cyclical - Entertainment – 0.1%
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	291,304
		Consumer Cyclical - Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	52,884
		Consumer Cyclical - Retailers – 0.1%
165,323	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	174,650
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	20,050
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 04/15/2038	48,353
		TOTAL	243,053
		Consumer Non-Cyclical - Food/Beverage – 0.2%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	103,250
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	81,892
30,000	[2,3]	Coca-Cola Company, Sr. Note, Series 144A, 1.800%, 09/01/2016	30,277
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	91,704
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	70,706
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	135,244
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	118,391
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	52,916
30,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	29,456
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	17,717
		TOTAL	731,553
		Consumer Non-Cyclical - Health Care – 0.1%
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	52,884
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	55,317
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	24,817
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	89,340
		TOTAL	222,358
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	112,465
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	98,332
		TOTAL	210,797
		Consumer Non-Cyclical - Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	51,986
		Consumer Non-Cyclical - Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	31,250
		Consumer Non-Cyclical - Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	91,924
		Energy - Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	133,685
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	35,060
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	28,297

Shares or Principal Amount			Value in U.S. Dollars
$80,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	86,070
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	28,343
		TOTAL	311,455
		Energy - Integrated – 0.1%
60,000		Conoco, Inc., Sr. Unsecd. Note, 6.950%, 04/15/2029	76,422
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	107,519
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	41,001
100,000	[2,3]	Statoil ASA, 5.125%, 04/30/2014	111,095
		TOTAL	336,037
		Energy - Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	62,751
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	28,154
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	22,766
		TOTAL	113,671
		Energy - Refining – 0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	32,892
		Financial Institution - Banking – 0.8%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	52,499
120,000		Bank of America Corp., Sr. Note, 7.375%, 05/15/2014	131,358
100,000	[2,3]	Barclays Bank PLC, 5.926%, 09/29/2049	81,896
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	78,739
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	83,573
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	63,008
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	48,709
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	336,644
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	160,537
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	89,125
110,000	[2,3]	HSBC Finance Corp., Sr. Sub., Series 144A, 6.676%, 01/15/2021	108,100
75,000		Household Finance Corp., Unsecd. Note, 4.750%, 07/15/2013	78,056
90,000		M & T Bank Corp., 5.375%, 05/24/2012	92,805
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	30,841
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	103,524
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	107,289
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,700
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	16,611
371,658	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	262,023
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	111,336
140,000		Wachovia Corp., 5.750%, 02/01/2018	159,485
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	48,308
		TOTAL	2,277,166
		Financial Institution - Brokerage – 0.2%
220,000		BlackRock, Inc., 6.250%, 09/15/2017	260,476
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	55,101
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	47,112
100,000	[2,3]	FMR LLC, 4.750%, 03/01/2013	104,409
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	32,920
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	113,254
30,000		Nuveen Investments, 5.500%, 09/15/2015	25,050

Shares or Principal Amount			Value in U.S. Dollars
$75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	91,199
		TOTAL	729,521
		Financial Institution - Finance Noncaptive – 0.4%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	205,816
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	65,773
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	129,154
120,000		Capital One Capital IV, 6.745%, 02/17/2037	117,750
20,000		Capital One Capital V, 10.250%, 08/15/2039	20,887
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	562,704
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	33,773
		TOTAL	1,135,857
		Financial Institution - Insurance - Health – 0.0%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	59,079
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	54,411
		TOTAL	113,490
		Financial Institution - Insurance - Life – 0.6%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	110,939
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	146,504
90,000		MetLife, Inc., 6.750%, 06/01/2016	105,456
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	13,675
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	96,993
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	331,499
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	52,350
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	43,811
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	11,904
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	106,254
750,000	[2]	Union Central Life Insurance Co., Note, 8.200%, 11/01/2026	830,893
		TOTAL	1,850,278
		Financial Institution - Insurance - P&C – 0.1%
80,000		CNA Financial Corp., 6.500%, 08/15/2016	88,353
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	17,532
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	55,776
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	105,394
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	36,934
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,275
		TOTAL	315,264
		Financial Institution - REITs – 0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	51,523
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	83,875
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	41,760
40,000		Liberty Property LP, 6.625%, 10/01/2017	46,669
20,000		ProLogis Inc., Sr. Unsecd. Note, Series WI, 7.625%, 08/15/2014	22,586
120,000		Prologis, Sr. Unsecd. Note, 5.500%, 04/01/2012	121,215
40,000		Simon Property Group LP, 6.750%, 05/15/2014	45,032
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	52,325
		TOTAL	464,985
		Foreign - Local Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	68,953

Shares or Principal Amount			Value in U.S. Dollars
		Municipal Services – 0.1%
$140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 06/15/2050	132,756
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	96,672
		TOTAL	229,428
		Technology – 0.2%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	23,181
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	48,379
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	123,907
50,000		Harris Corp., 5.950%, 12/01/2017	58,421
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	68,368
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	239,895
		TOTAL	562,151
		Transportation - Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	110,519
50,000		Union Pacific Corp., 4.875%, 01/15/2015	55,432
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	55,866
		TOTAL	221,817
		Transportation - Services – 0.1%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	88,800
100,000		Ryder System, Inc., Sr. Unsecd. Note, 3.150%, 03/02/2015	103,884
		TOTAL	192,684
		Utility - Electric – 0.4%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	78,706
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	51,863
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	58,048
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	47,185
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	12,531
60,000	[2,3]	Electricite De France SA, 5.500%, 01/26/2014	64,840
90,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 02/15/2015	98,211
50,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	54,848
60,246	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	67,704
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	132,755
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	143,145
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	35,263
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	66,727
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	49,829
100,000		Union Electric Co., 6.000%, 04/01/2018	117,372
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	136,871
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	84,208
		TOTAL	1,300,106
		Utility - Natural Gas Distributor – 0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	126,747
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	20,276
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	71,666
		TOTAL	218,689
		Utility - Natural Gas Pipelines – 0.1%
100,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	106,658
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	80,422
110,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	129,369

Shares or Principal Amount		Value in U.S. Dollars
$100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	97,497
	TOTAL	413,946
	TOTAL CORPORATE BONDS (IDENTIFIED COST $14,959,697)	16,278,350
	Governments/Agencies – 0.0%
	Sovereign – 0.0%
75,000	United Mexican States, 6.625%, 03/03/2015	87,375
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	37,252
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,284)	124,627
	Mortgage-Backed Securities – 0.3%
6,837	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	7,768
5,126	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	5,907
12,706	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	14,408
12,714	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	14,444
3,808	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	4,306
13,539	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	15,146
40,744	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	44,060
694	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	731
10,903	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	11,849
13,054	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	14,726
9,182	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	10,401
24,454	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	27,427
43,004	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	45,854
44,014	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	46,932
23,806	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	26,577
44,260	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	48,745
51,012	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	55,163
2,502	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	3,044
1,313	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,507
10,411	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	11,951
301	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	319
17,861	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	20,277
1,606	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	1,778
219	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	252
40,986	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	45,676
16,793	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	18,711
28,652	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	31,509
47,709	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	51,586
21,452	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	24,505
11,847	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	13,560
25,515	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	28,928
44,930	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	50,967
1,196	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,358
4,415	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	5,079
7,835	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	8,877
462	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	532
528	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	598
10,227	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,770
9,306	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	10,543

Shares or Principal Amount			Value in U.S. Dollars
$1,724		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	1,981
11,882		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	13,676
10,426		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	11,961
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $696,829)	765,389
		MUNICIPAL – 0.0%
		Illinois – 0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	102,656
		U.S. Treasury – 5.7%
515,385	[5]	U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041	637,346
700,000	[5,6]	United States Treasury Bill, 0.015%, 11/25/2011	699,984
3,700,000	[5,6]	United States Treasury Bill, 0.035%, 11/17/2011	3,699,960
3,000,000	[5,6]	United States Treasury Bill, 0.115%, 11/3/2011	2,999,974
8,500,000		United States Treasury Bond, 3.750%, 8/15/2041	8,712,500
500,000		United States Treasury Bond, 4.375%, 5/15/2041	571,172
		TOTAL U.S. TREASURY (IDENTIFIED COST $17,312,985)	17,320,936
		EXCHANGE-TRADED FUND – 5.1%
365,028		iShares MSCI Emerging Market Index Fund (IDENTIFIED COST $16,399,703)	15,593,996
		MUTUAL FUNDS – 40.0%[7]
237,270		Emerging Markets Fixed Income Core Fund	6,985,762
309,873		Federated InterContinental Fund, Institutional Shares	14,167,378
3,189,268		Federated Mortgage Core Portfolio	32,658,104
56,229,180	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	56,229,180
403,103		Federated Project and Trade Finance Core Fund	4,071,344
1,249,198		High Yield Bond Portfolio	7,869,948
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $118,263,416)	121,981,716
		TOTAL INVESTMENTS — 100.9% (IDENTIFIED COST $300,394,136)[9]	307,303,170
		OTHER ASSETS AND LIABILITIES - NET — (0.9)%[10]	(2,627,141)
		TOTAL NET ASSETS — 100%	$304,676,029

At August 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1] AEX Index Short Futures	58	$3,400,540	September 2011	$(16,398)
[1] ASX SPI 200 Index Short Futures	16	$1,715,600	September 2011	$92,615
[1] Hang Seng Index Short Futures	23	$23,523,250	September 2011	$(126,109)
[1] IBEX 35 Index Short Futures	12	$1,048,440	September 2011	$(13,316)
[1] OMX 30 Index Short Futures	21	$2,009,175	September 2011	$2,533
[1] Swiss Market Index Short Futures	47	$2,585,000	September 2011	$388,414
[1] Topix Index Short Futures	7	$53,970,000	September 2011	$67,550
[1] United States Treasury Notes 2-Year Short Futures	55	$12,127,500	December 2011	$(1,838)
[1] United States Treasury Notes 5-Year Short Futures	112	$13,725,250	December 2011	$(9,868)
[1] FTSE 100 Index Long Futures	41	$2,208,260	September 2011	$(245,982)
[1] Russell 2000 Mini Index Long Futures	212	$15,395,440	September 2011	$(1,271,199)
[1] SGX MSCI Singapore Long Futures	95	$6,251,000	September 2011	$198,212
[1] S&P 500 Index Long Futures	128	$38,966,400	September 2011	$(1,191,354)

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1] S&P/TSE 60 Index Long Futures	23	$3,346,040	September 2011	$(128,312)
[1] United States Treasury Bonds 30-Year Long Futures	49	$6,665,531	December 2011	$(141,789)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,396,841)

At August 31, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Goldman Sachs and Co.
Reference Entity	Series 15 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2015
Implied Credit Spread at 8/31/2011[11]	1.11%
Notional Amount	$5,000,000
Market Value	$(6,061)
Upfront Premiums Paid/(Received)	$37,411
Unrealized Depreciation	$(43,472)

At August 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/15/2011	10,000,000 Euro	$14,282,000	$80,660
Contracts Sold:
9/15/2011	10,000,000 Euro	$13,953,500	$(409,160)
9/27/2011	2,077,418 Euro	$2,998,919	$15,644
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(312,856)

Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $6,015,067, which represented 2.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2011, these liquid restricted securities amounted to $5,180,795, which represented 1.7% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at August 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 2.904%, 1/28/2027	2/4/1998	$10,745	$3,379
Union Central Life Insurance Co., Note, 8.200%, 11/01/2026	3/31/1999	$790,785	$830,893

4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Discount rate at time of purchase.
7	Affiliated holdings.
8	7-Day net yield.

9	At August 31, 2011, the cost of investments for federal tax purposes was $300,411,336. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $6,891,834. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,881,601 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,989,767.
10	Assets, other than investments in securities, less liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$122,270,948	$ —	$ —	$122,270,948
International	4,740,455	—	—	4,740,455
Debt Securities:
Assets-Backed Securities	—	4,006,371	—	4,006,371
Collateralized Mortgage Obligations	—	4,117,726	—	4,117,726
Corporate Bonds	—	16,278,350	0	16,278,350
Governments/Agencies	—	124,627	—	124,627
Mortgage-Backed Securities	—	765,389	—	765,389
Municipal	—	102,656	—	102,656
U.S.Treasury	—	17,320,936	—	17,320,936
Exchange-Traded Fund	15,593,996	—	—	15,593,996
Mutual Funds	121,981,716	—	—	121,981,716
TOTAL SECURITIES	$264,587,115	$42,716,055	$0	$307,303,170
OTHER FINANCIAL INSTRUMENTS**	$(2,396,841)	$(318,917)	$ —	$(2,715,758)
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds
Balance as of December 1, 2010	$0
Accrued discounts/premiums	1,330
Change in unrealized appreciation (depreciation)	(1,345)
Transfers into Level 3	15[1]
Balance as of August 31, 2011	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at August 31, 2011.	$(1,345)
1	Transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Asset Allocation Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011